Financial risk management (Details 13) $ in Millions	Jun. 30, 2026 USD ($)
Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	$ 1,067
Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	1,472
C D I [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	671
C D I [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	940
S O F R 3 M [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	80
S O F R 3 M [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	104
S O F R 6 M [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	77
S O F R 6 M [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	93
S O F R O N [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	38
S O F R O N [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	53
I P C A [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	122
I P C A [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	171
T J L P [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	59
T J L P [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	83
L P R 12 M [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	16
L P R 12 M [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	22
T R [Member] | Probable Scenario Twelve [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	4
T R [Member] | Reasonably Possible Scenario [Member]
IfrsStatementLineItems [Line Items]
Increase decrease in risk exposure	$ 6